Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
19. Subsequent Events
The Company has evaluated subsequent events from the audited consolidated balance sheet date through April 15, 2024, the date at which the audited consolidated financial statements were issued and determined that there are no items to disclose other than those included below.
On March 7, 2024, the Company issued 556,937 shares of common stock to various persons in exchange for miners.
As of April 15, 2024, the Company completed the sale of 3,702,703 shares of common stock under the GEM Agreement which netted proceeds of $5,250.
On February 29, 2024, The Company and the Owner negotiated a new contract and the miners were purchased. Payment for $350 was was made on March 21, 2024.